Direct: 414-287-9517

edrought@gklaw.com

June 27, 2018

VIA EMAIL

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:                           Frontier Funds, Inc.
(Registration Nos: 333-07305; 811-07685)

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of each of the series of Frontier Funds, Inc. (the “Funds”), please find a Preliminary Proxy Statement relating to a Special Meeting of the Funds’ shareholders to be held on August 30, 2018.  We anticipate mailing definitive copies of the proxy statement to shareholders on or about July 18, 2018.

If you have any questions concerning this filing, please do not hesitate to contact me directly at (414) 287-9517.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Ellen Drought

Ellen Drought